REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2019
Reverse Stock Split [Abstract]
Reverse Stock Split [Text Block]
NOTE 1A	REVERSE STOCK SPLIT

On May 26, 2020, the Company effected a 1-for-20 reverse stock split of its common stock. All shares, options and warrants throughout these consolidated financial statements have been retroactively restated to reflect the reverse split.

On November 9, 2020, the Company effected a 5-for-8 reverse stock split of its common stock. All shares, options and warrants throughout these consolidated financial statements have been retroactively restated to reflect the reverse split.